INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax Expense
The source of earnings before income taxes consisted of the following (in millions):

	Year Ended December 31,
	2020	2019	2018
U.S. operations	$(21.2)	$50.9	$67.3
Foreign operations	28.1	40.0	30.9
Total	$6.9	$90.9	$98.2

Schedule of Income (Benefit) Tax Expense
Income tax expense (benefit) is comprised of the following (in millions):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$(9.3)	$8.5	$4.3
State	(1.0)	5.3	2.1
Foreign	5.2	10.9	13.7
Total current	$(5.1)	$24.7	$20.1
Deferred:
Federal	3.4	(0.7)	6.3
State	(0.5)	(0.4)	0.9
Foreign	1.4	(0.2)	(2.4)
Total deferred	4.3	(1.3)	4.8
Income tax expense (benefit)	$(0.8)	$23.4	$24.9
On March 27, 2020, the U.S. federal government enacted tax legislation under the Coronavirus Aid, Relief and Economic Security Act ("CARES Act") in response to the economic impacts of the spread of COVID-19. The CARES Act provides, among other things, relief to corporate taxpayers by permitting additional carryback allowances for net operating losses ("NOLs") generated in tax years 2018 through 2020, and additional depreciation deductions related to qualified improvement property. The CARES Act also provides for changes to the limitations on interest expense deductibility for tax years beginning in 2019 and 2020.

Schedule of Tax Effects of Temporary Differences that Give Rise to the Deferred Tax Assets and Liabilities
The following table sets forth the tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities (in millions):

	December 31,
	2020	2019
Deferred tax assets
Accounts receivable, principally due to allowance for doubtful accounts	$1.8	$1.4
Inventories	7.0	5.9
NOL carryforwards	6.3	5.0
Operating lease liabilities	35.9	25.3
Accrued pension	6.3	5.8
Stock-based compensation	5.3	4.8
Compensation-related accruals	0.1	1.2
Warranty	2.7	2.7
OPEB obligation	1.1	1.0
Accrued liabilities and other items	5.5	4.5
Gross deferred tax assets	$72.0	$57.6
Valuation allowance	(3.8)	(4.3)
Net deferred tax assets	68.2	53.3
Deferred tax liabilities:
ROU assets	(30.9)	(21.5)
Intangibles	(94.6)	(92.3)
Plant and equipment	(33.8)	(24.5)
Gross deferred tax liabilities	(159.3)	(138.3)
Net deferred tax liabilities	$(91.1)	$(85.0)

Summary of Activity in Deferred Tax Asset Valuation Allowance	The following table summarizes the activity related to the Company's deferred tax asset valuation allowance and the changes therein during the periods presented (in millions):

	Balance at Beginning of Year	Releases (tax benefit recognized) (1)	Other(2)	Balance at End of Year
Year ended December 31, 2018	$4.8	$—	$—	$4.8
Year ended December 31, 2019	4.8	(0.2)	(0.3)	4.3
Year ended December 31, 2020	4.3	(0.8)	0.3	3.8
(1)During 2020 and 2019, the valuation allowance related to the NOL carryforward from operations in Germany was partially released.
(2)Primarily foreign exchange impact

Schedule of Reconciliation of Statutory Federal Income Tax Rate to the Effective Income Tax Rate
The following table sets forth a reconciliation of the U.S. statutory federal income tax rate to the Company's effective income tax (benefit) rate for the following annual periods:

	2020	2019	2018
Federal statutory tax rate	21.0%	21.0%	21.0%
Increase (decrease) in the tax rate resulting from:
State taxes, net of federal effect	(15.4)%	4.2%	2.4%
Foreign operations, net (1)	19.3%	3.2%	0.7%
Research and development tax credits	(16.4)%	(1.1)%	(1.1)%
Nondeductible interest	9.9%	0.8%	0.8%
Nondeductible officers' compensation	13.6%	0.7%	0.7%
Impact of the Tax Cuts and Jobs Act of 2017 (2)	—%	—%	(2.9)%
Impact of the CARES Act (3)	(49.6)%	—%	—%
Return to provision adjustments	24.1%	(3.7)%	1.1%
Change in valuation allowance against deferred tax assets	(11.2)%	(0.3)%	—%
Other (4)	(6.0)%	1.0%	2.7%
Effective tax (benefit) rate	(10.7)%	25.8%	25.4%
(1)Includes the tax effects of income tax rate differentials, deductions and credits applicable to the operations of the Company's foreign subsidiaries.
(2)During 2018, the Company reversed a provisional amount recorded in December 2017 (the month in which the Tax Cuts and Jobs Act was enacted) related to withholding taxes on the repatriation of certain foreign earnings, effectively resulting in a tax benefit of $1.7 million.
(3)Primarily reflects the benefit derived from carrying back the domestic NOL generated in 2020 to the 2015 tax year.
(4)Primarily reflects the tax effects of certain nondeductible items (not separately stated above).

Summarizes the Activity Related to the Entity's Unrecognized Tax Benefits
The following table presents a reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the periods presented (in millions):

	2020	2019	2018
Balance, beginning of the year	$0.8	$0.9	$0.9
Additions for tax position related to the current year	—	—	0.1
Lapse of statute of limitations	(0.1)	(0.1)	(0.1)
Balance, end of the year	$0.7	$0.8	$0.9